Fair Value Measurements - Summary of Significant Inputs to Monte Carlo Simulation for Fair Value of Private Placement Warrants (Details) - Private Placement Warrants	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	May 26, 2022 $ / shares
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Sale of Stock, Price Per Share	$ 6.19	$ 3.73	$ 9.02
Exercise Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	11.5	11.5	11.5
Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	0.036	0.04	0.027
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	0.261	0.422	0.134
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term	4 years 2 months 12 days	4 years 4 months 24 days	5 years